Summary of Cash Flows From Sales of Interest With Loss of Control (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Cash received	$ 1,930	$ 1,060	$ 381
Cash in subsidiary before losing control	(134)	(10)	(45)
Net Proceeds	1,796	1,050	336
Mataripe Refinery R L A M [Member]
IfrsStatementLineItems [Line Items]
Cash received	1,868
Cash in subsidiary before losing control	(119)
Matarip Refinery R L A M [Member]
IfrsStatementLineItems [Line Items]
Net Proceeds	1,749
P U D S A [Member]
IfrsStatementLineItems [Line Items]
Cash received	62
Cash in subsidiary before losing control	(15)
Net Proceeds	$ 47
Petrobras Oil And Gas B V P O And G B V [Member]
IfrsStatementLineItems [Line Items]
Cash received		276
Net Proceeds		276
Liquigas [Member]
IfrsStatementLineItems [Line Items]
Cash received		784
Cash in subsidiary before losing control		(10)
Net Proceeds		$ 774
Petrobras Paraguay [Member]
IfrsStatementLineItems [Line Items]
Cash received			381
Cash in subsidiary before losing control			(45)
Net Proceeds			$ 336